Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		6/16/2011

2	Payment Date		6/20/2011

3	Collection Period	5/1/2011	5/28/2011	28

4	Monthly Interest Period- Actual	5/20/2011	6/19/2011	31

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	16,304,098.81	—	16,304,098.81	—	—
7	Class A-2 Notes	344,000,000.00	344,000,000.00	—	11,555,040.21	332,444,959.79	0.9664098
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$806,304,098.81	$—	$27,859,139.02	$778,444,959.79

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$1,020,590,589.29			$992,731,450.27

13	NPV Lease Payments Receivable	535,197,375.56	371,671,018.25			352,994,501.76
14	NPV Base Residual	655,283,127.08	648,919,571.04			639,736,948.51

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2991%	4,198.84	0.0199945	16,308,297.65	77.6585602
16	Class A-2 Notes	0.7700%	220,733.33	0.6416667	11,775,773.54	34.2318998
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		608,557.17		28,467,696.19

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	18,034,706.80
20	Pull Ahead Waived Payments	—
21	Sales Proceeds — Early Terminations	10,295,116.41
22	Sales Proceeds — Scheduled Terminations	6,718,972.86
23	Security Deposits for Terminated Accounts	6,674.00
24	Excess Wear and Tear Received	26,577.90
25	Excess Mileage Charges Received	69,477.35
26	Other Recoveries Received	78,335.25

27	Subtotal: Total Collections	35,229,860.57

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	904.49

31	Total Available Funds, prior to Servicer Advances	35,230,765.06

32	Servicer Advance	—

33	Total Available Funds	35,230,765.06

34	Reserve Account Draw	—

35	Available for Distribution	35,230,765.06

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		850,492.16
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		608,557.17
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	33,766,715.73
49	Regular Principal Distribution Amount	27,859,139.02
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		27,859,139.02
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		5,907,576.71

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	806,304,098.81
55	Less: Aggregate Securitization Value (End of Collection Period)	(992,731,450.27)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	806,304,098.81
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(778,444,959.79)

61	Regular Principal Distribution Amount	27,859,139.02

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	992,731,450.27
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	778,444,959.79

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	35,230,765.06
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	850,492.16
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	608,557.17
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	33,766,715.73
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	33,766,715.73

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51

86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	119.58

88	Subtotal: Reserve Fund Available for Distribution	5,952,522.09
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,522.09
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	119.58

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	288	5,941,857.45
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(6,722,696.86)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(26,577.90)
100	Less: Excess Mileage Received		(69,477.35)

101	Current Period Net Residual Losses/(Gains)	288	(876,894.66)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	248	(1,102,366.93)
104	Current Period Net Residual Losses (Item 101)	288	(876,894.66)

105	Ending Cumulative Net Residual Losses	536	(1,979,261.59)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.17%

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 3

G.	POOL STATISTICS
		Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value	1,190,480,503	992,731,450
109	Aggregate Base Residual Value	769,817,973	716,156,757
110	Number of Current Contracts	48,182	45,076
111	Weighted Average Lease Rate	2.69%	2.68%
112	Average Remaining Term	27.4	19.1
113	Average Original Term	38.2	38.3
114	Proportion of Base Prepayment Assumption Realized		99.61%
115	Actual Monthly Prepayment Speed		0.79%
116	Turn-in Ratio on Scheduled Terminations		83.33%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		45,827	1,105,395,179	1,020,590,589
118	Depreciation/Payments			(17,644,686)	(12,305,389)
119	Gross Credit Losses		(14)	(333,336)	(335,683)
120	Early Terminations — Regular		(449)	(9,963,008)	(9,276,210)
121	Early Terminations — Lease Pull Aheads		—	—	—
122	Scheduled Terminations — Returned to VCI	5,657,527	(240)	(5,422,811)	(4,954,912)
123	Scheduled Terminations — Purchased	1,065,170	(48)	(1,068,169)	(986,946)

124	Pool Balance — End of Period		45,076	1,070,963,169	992,731,450

		Units	Securitization Value	Percentage
125	Delinquencies Aging Profile — End of Period
126	Current	44,907	988,676,486	99.59%
127	31 - 90 Days Delinquent	155	3,699,068	0.37%
128	91+ Days Delinquent	14	355,896	0.04%

129	Total	45,076	992,731,450	100.00%

		Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units	14	335,683
132	Aggregate Liquidation Proceeds on charged-off units		(265,585)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		(72,060)

136	Current Period Aggregate Net Credit Losses/(Gains)	14	(1,962)

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	59	363,565
139	Current Period Net Credit Losses (Item 136)	14	(1,962)

140	Ending Cumulative Net Credit Losses	73	361,602

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

142	Aging of Scheduled Maturies Not Sold		Units

143	0 - 60 Days since Contract Maturity		100
144	61 - 120 Days since Contract Maturity		1
145	121+ Days since Contract Maturity		—

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
7/20/2011	16,861,342
8/20/2011	33,376,303
9/20/2011	17,876,612
10/20/2011	17,079,744
11/20/2011	16,154,577
12/20/2011	16,279,314
1/20/2012	16,355,384
2/20/2012	17,516,459
3/20/2012	18,830,230
4/20/2012	28,519,478
5/20/2012	50,127,273
6/20/2012	41,671,774
7/20/2012	42,708,343
8/20/2012	47,337,395
9/20/2012	40,691,602
10/20/2012	34,770,609
11/20/2012	22,077,620
12/20/2012	15,987,751
1/20/2013	26,887,307
2/20/2013	28,899,403
3/20/2013	35,695,049
4/20/2013	42,784,181
5/20/2013	44,227,203
6/20/2013	38,846,305
7/20/2013	41,084,262
8/20/2013	38,094,752
9/20/2013	39,235,255
10/20/2013	32,537,898
11/20/2013	25,639,245
12/20/2013	23,884,137
1/20/2014	21,781,577
2/20/2014	18,311,888
3/20/2014	11,727,895
4/20/2014	5,000,348
5/20/2014	4,310,316
6/20/2014	4,104,020
7/20/2014	3,707,662
8/20/2014	3,506,029
9/20/2014	3,917,490
10/20/2014	4,074,953
11/20/2014	240,020
12/20/2014	12,446
1/20/2015	—
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—

Total:	992,731,450

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month